DAC AND OTHER DEFERRED ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Contract holder Bonus Interest Credits [Abstract]
Schedule of Deferred Policy Acquisition Costs
The following table summarizes the balance of and changes in DAC on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Term	UL (1)	VUL (2)	IUL (3)	GMxB Legacy	GMxB Core	EI (4)	IE (5)	SCS	EG (6)	Momentum	Total
	(in millions)
Balance, December 31, 2020	$403	$—	$—	$—	$192	$1,635	$141	$95	$645	$581	$79	$3,771
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	—	5	6	—	8	11	13	(1)	210	53	22	327
Balance, January 1, 2020 (7)	$403	$5	$6	$—	$200	$1,646	$154	$94	$855	$634	$101	$4,098
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(1) “UL” defined as Universal Life
(2) “VUL” defined as Variable Universal Life
(3) “IUL” defined as Indexed Universal Life
(4) “EI” defined as EQUI-VEST Individual
(5) “IE” defined as Investment Edge
(6) “EG” defined as EQUI-VEST Group
(7) DAC transition table not inclusive of Closed Block of $136 million. and Protection Solutions of $3 million transition adjustment.
Changes in the DAC asset for the years ended December 31, 2022, and 2021 were as follows:

	Term	UL	VUL	IUL	GMxB Core	EI	IE	SCS	GMxB Legacy	EG	Momentum	CB (1)	Total
	(in millions)
Balance beginning of the year	$385	$14	$50	$—	$1,639	$156	$121	$1,070	$209	$678	$94	$138	$4,554
Capitalization	18	7	67	—	82	12	39	365	27	74	14	—	705
Amortization (2)	(41)	(1)	(5)	—	(136)	(12)	(13)	(169)	(23)	(41)	(19)	(11)	(471)
Balance, December 31, 2022	$362	$20	$112	$—	$1,585	$156	$147	$1,266	$213	$711	$89	$127	$4,788
(1)    CB” defined as Closed Block
(2)    DAC amortization of $2 million related to Other not reflected in table above.

	Term	UL	VUL	IUL	GMxB Core	EI	IE	SCS	GMxB Legacy	EG	Momentum	CB (1)	Total
	(in millions)
Balance beginning of the year	$403	$5	$6	$—	$1,646	$154	$94	$855	$200	$634	$101	$150	$4,248
Capitalization	26	10	46	—	127	15	38	350	30	85	16	—	743
Amortization (2)	(44)	(1)	(2)	—	(134)	(13)	(11)	(135)	(21)	(41)	(23)	(12)	(437)
Balance, December 31, 2021	$385	$14	$50	$—	$1,639	$156	$121	$1,070	$209	$678	$94	$138	$4,554

(1)    CB” defined as Closed Block
(2)    DAC amortization of $2 million related to Other not reflected in table above.

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the DAC asset for the year ended 2020 were as follows:

Year Ended December 31,
2020
(in millions)
Balance, beginning of year	$4,225
Capitalization of commissions, sales and issue expenses	564
Amortization:
Impact of assumptions updates and model changes	(866)
All other	(467)
Total amortization	(1,333)
Change in unrealized investment gains and losses	360
Balance, end of year	$3,816
Changes in the Sales Inducement Assets for the years ended December 31, 2022 and 2021 were as follows:

	December 31, 2022		December 31, 2021
	GMxB Core	GMxB Legacy	GMxB Core	GMxB Legacy
	(in millions)
Balance beginning of the year	$147	$222	$158	$246
Capitalization	2	—	2	—
Amortization	(12)	(22)	(13)	(24)
Balance, end of the year	$137	$200	$147	$222

Changes in the Unearned Revenue Liability for the years ended December 31, 2022 and 2021 were as follows:

	December 31, 2022			December 31, 2021
	UL	VUL	IUL	UL	VUL	IUL
	(in millions)
Balance beginning of the year	$80	$501	$—	$60	$481	$—
Capitalization	21	56	—	25	53	—
Amortization	(6)	(32)	—	(5)	(33)	—
Balance, end of the year	$95	$525	$—	$80	$501	$—

Prior to the Company’s adoption of ASU 2018-12 effective January 1, 2021, changes in the Sales Inducement Assets asset for the year ended 2020 were as follows:

Year Ended December 31,
2020
(in millions)
Balance, beginning of year	$431
Amortization charged to income	(26)
Balance, end of year	$405

Schedule of Reconciliation of Deferred Acquisition Cost	The following table presents a reconciliation of DAC to the consolidated balance sheet as of December 31, 2022 and 2021.

	Years Ended December 31,
	2022	2021
	(in millions)
Term	$362	$385
UL	20	14
VUL	112	50
IUL	—	—
GMxB Core	1,585	1,639
EQUI-VEST Individual	156	156
Investment Edge	147	121
SCS	1,266	1,070
EQUI-VEST Group	711	678
Momentum	89	94
Closed Block	127	138
Legacy Accumulator	213	209
Other	26	31
Total	$4,814	$4,585